Basic and diluted net loss per share (Details) - SEK (kr) kr / shares in Units, kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Loss attributable to shareholders	kr (1,721,676)	kr (967,611)
Weighted average number of common shares for basic	43,483,470	40,666,082
Weighted average number of common shares for diluted	43,483,470	40,666,082
Basic net loss per share	kr (39.59)	kr (23.79)
Diluted net loss per share	kr (39.59)	kr (23.79)